Significant Accounting Policies - Roll-forward of Warranty Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Beginning balance, Product warrant liability	$ 29	$ 19
Provision for warranty obligation	96	57
Settlements	(64)	(47)
Ending balance, Product warrant liability	$ 61	$ 29